Other Operating Income And Expenses - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 533	€ 563	[1]
Other operating expense	2,476	1,977	[1]
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	70	96
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	87	121
Gains on divestment of some mature products	€ 344	€ 319

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.